Note 10 - Income Taxes (Details Narrative) - CAD	Feb. 28, 2017	Nov. 30, 2016
Tax Credit Carryforward, Amount	CAD 743,605	CAD 681,136
Unclaimed IT Cs [Member]
Tax Credit Carryforward, Amount	3,273,000
CANADA
Tax Credit Carryforward, Amount	29,006,038
UNITED STATES
Tax Credit Carryforward, Amount	CAD 6,535